Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Ivy Funds Variable Insurance Portfolios
Prospectus Date	rr_ProspectusDate	Apr. 30, 2015
Supplement [Text Block]	ifvip_SupplementTextBlock

Ivy Funds Variable Insurance Portfolios

Supplement dated July 1, 2015 to the

Ivy Funds Variable Insurance Portfolios Prospectus

dated April 30, 2015

and as supplemented May 26, 2015

Effective July 1, 2015, WRIMCO, the Portfolio’s investment adviser, assumed direct investment management responsibilities of Ivy Funds VIP Micro Cap Growth from Wall Street Associates, LLC (Wall Street), the Portfolio’s former investment subadviser. In addition, effective July 1, 2015, John Bichelmeyer assumed investment management responsibilities for Ivy Funds VIP Micro Cap Growth.

Therefore, as of July 1, 2015, all references to Wall Street, Paul J. Ariano, Paul K. LeCoq, Luke A. Jacobson and Alexis C. Waadt where they appear in the Prospectus are deleted.

In addition, the following changes to the Prospectus also take effect as of July 1, 2015:

The following replaces the second and third paragraphs of the “Principal Investment Strategies” section for Ivy Funds VIP Micro Cap Growth:

In selecting equity securities for the Portfolio, Waddell & Reed Investment Management Company (WRIMCO), the Portfolio’s investment manager, utilizes a bottom-up stock selection process and seeks to invest in securities of companies that it believes exhibit extraordinary earnings growth, earnings surprise potential, fundamental strength and management vision.

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities. For example, WRIMCO may sell a security if it believes that the issuer’s growth and/or profitability characteristics are deteriorating or the issuer no longer maintains a competitive advantage, when it believes there are more attractive investment opportunities, when WRIMCO believes a company’s valuation has become unattractive relative to industry leaders and industry-specific metrics, to reduce the Portfolio’s holding in that security or its exposure to a particular sector, or to raise cash.

The following replaces the “Management Risk” bullet point of the “Principal Investment Risks” section for Ivy Funds VIP Micro Cap Growth:

■
Management Risk. Portfolio performance is primarily dependent on WRIMCO’s skill in evaluating and managing the Portfolio’s holdings. There can be no guarantee that its decisions will produce the desired results, and the Portfolio may not perform as well as other similar mutual funds.

Ivy Funds VIP Micro Cap Growth
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ifvip_SupplementTextBlock

Ivy Funds Variable Insurance Portfolios

Supplement dated July 1, 2015 to the

Ivy Funds Variable Insurance Portfolios Prospectus

dated April 30, 2015

and as supplemented May 26, 2015

Effective July 1, 2015, WRIMCO, the Portfolio’s investment adviser, assumed direct investment management responsibilities of Ivy Funds VIP Micro Cap Growth from Wall Street Associates, LLC (Wall Street), the Portfolio’s former investment subadviser. In addition, effective July 1, 2015, John Bichelmeyer assumed investment management responsibilities for Ivy Funds VIP Micro Cap Growth.

Therefore, as of July 1, 2015, all references to Wall Street, Paul J. Ariano, Paul K. LeCoq, Luke A. Jacobson and Alexis C. Waadt where they appear in the Prospectus are deleted.

In addition, the following changes to the Prospectus also take effect as of July 1, 2015:

The following replaces the second and third paragraphs of the “Principal Investment Strategies” section for Ivy Funds VIP Micro Cap Growth:

In selecting equity securities for the Portfolio, Waddell & Reed Investment Management Company (WRIMCO), the Portfolio’s investment manager, utilizes a bottom-up stock selection process and seeks to invest in securities of companies that it believes exhibit extraordinary earnings growth, earnings surprise potential, fundamental strength and management vision.

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities. For example, WRIMCO may sell a security if it believes that the issuer’s growth and/or profitability characteristics are deteriorating or the issuer no longer maintains a competitive advantage, when it believes there are more attractive investment opportunities, when WRIMCO believes a company’s valuation has become unattractive relative to industry leaders and industry-specific metrics, to reduce the Portfolio’s holding in that security or its exposure to a particular sector, or to raise cash.

The following replaces the “Management Risk” bullet point of the “Principal Investment Risks” section for Ivy Funds VIP Micro Cap Growth:

■
Management Risk. Portfolio performance is primarily dependent on WRIMCO’s skill in evaluating and managing the Portfolio’s holdings. There can be no guarantee that its decisions will produce the desired results, and the Portfolio may not perform as well as other similar mutual funds.